Collaboration Revenue (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	[1]	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues
Total collaboration revenue	$ 193		$ 3	$ 220	$ 261
Lynparza, regulatory milestones
Revenues
Total collaboration revenue					175
COVID-19 mAbs: licence fees
Revenues
Total collaboration revenue				180
Farxiga: sales milestones
Revenues
Total collaboration revenue				25
Tralokinumab, sales milestones
Revenues
Total collaboration revenue					70
Other Collaboration Revenue
Revenues
Total collaboration revenue				$ 15	$ 16

[1]	The Q2 2023 and Q2 2022 information in respect of the three months ended 30 June 2023 and 30 June 2022 respectively included in the Interim Financial Statements have not been reviewed by PricewaterhouseCoopers LLP.